Commitments and Contingencies	12 Months Ended
Dec. 28, 2014
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Legal Actions

        On December 11, 2012, a purported class action was filed in Los Angeles Superior Court entitled Matthew Thompson vs. Smart & Final Inc. by a former hourly store employee on behalf of a purported class of all California hourly store employees alleging various violations of California wage and hour laws including, among others, failure to pay for all hours worked, meal and rest break violations, failure to pay wages properly at termination and non-compliant wage statements. The plaintiff has also asserted claims under PAGA. The Company has denied liability for these allegations.

        On June 19, 2013, a purported class action was filed in Los Angeles Superior Court entitled Raquel Manzo vs. Smart & Final by a former hourly store employee on behalf of a purported class of all California hourly store employees alleging various violations of California wage and hour laws including, among others, improper calculation of certain overtime rates. The Company has denied liability for these allegations.

        The Thompson and Manzo cases were ordered to be combined for mediation. Following a mediation held in November 2013, the various parties to these actions accepted a mediator's proposal to settle these matters. The proposed settlements require court approval, which approval was preliminarily granted on April 22, 2014. Final court approval was granted November 18, 2014. The Company recorded a loss accrual estimate of $3.0 million in its 2013 consolidated financial statements related to these matters. The final settlement and release agreements were fully executed and all settlement payments have been paid as of January 2015.

        The Company is engaged in various legal actions, claims and proceedings in the ordinary course of business, including claims related to employment related matters, breach of contracts, products liabilities and intellectual property matters resulting from its business activities. It does not believe that the ultimate determination of these actions, claims and proceedings will either individually or in the aggregate have a material adverse effect on its consolidated results of operations or financial position.